Consolidated Statements Of Equity (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock - cash dividends declared per share		$ 0.2	$ 0.2	$ 0.04
Common stock repurchased	[1]	$ 43,579,000	$ 91,448,000	$ 133,757,000
Preferred Stock Shares Issued		1,000	1,000
Preferred Stock Liquidation Preference		$ 100,000	$ 100,000
Preferred Stock Dividends Per Share Declared		$ 6,200	$ 5,838
Common Stock [Member]
Common stock repurchased	[1]	$ 2,221,000	$ 5,223,000	9,064,000
Common Stock [Member] | Stock Repurchase Authorization [Member]
Common stock repurchased		$ 38,500,000	$ 87,600,000	$ 131,000,000

[1]	2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.